Property, Equipment and Software, net	12 Months Ended
Dec. 31, 2021
Property, Equipment and Software, net
Property, Equipment and Software, net

8.    Property, Equipment and Software, net

Property, equipment and software consist of the following:

	As of December 31,
	2020	2021
Cost:
Leasehold improvements	1,633	3,092
Computers and electronic equipment	4,918	8,539
Office equipment	299	437
Software	362	612
Construction in progress	66	—
Total cost	7,278	12,680
Less: Accumulated depreciation and amortization	(2,904)	(5,875)
Total property, equipment and software, net	4,374	6,805

Depreciation expense was US$758, US$1,662, and US$3,369 for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, the balances of construction in progress were US$66 and nil, respectively, which were primarily related to the leasehold improvements of office buildings.